Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39601
Entity Registrant Name	MINISO Group Holding Limited
Entity Central Index Key	0001815846
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8F, M Plaza, No. 109, Pazhou Avenue
Entity Address, Address Line Two	Haizhu District
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	510000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,237,564,177
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Location	Shanghai , the People's Republic of China
Auditor Firm ID	1408
American depositary shares (each American depositary share representing four ordinary shares, par value US$0.00001 per share)
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares (each American depositary share representing four ordinary shares, par value US$0.00001 per share)
Trading Symbol	MNSO
Security Exchange Name	NYSE
Ordinary shares, par value US$0.00001 per share* [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.00001 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Ordinary shares, par value US$0.00001 per share* [Member] | Sharespershare [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.00001 per share
Trading Symbol	9896
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	8F, M Plaza, No. 109, Pazhou Avenue
Entity Address, Address Line Two	Haizhu District
Entity Address, City or Town	Guangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	510000
Country Region	86
City Area Code	20
Local Phone Number	3622 8788
Contact Personnel Name	Jingjing Zhang
Contact Personnel Email Address	ir@miniso.com